Debentures, Bank Loans and Credit (Details 2) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, Beginning	₪ 14,349	₪ 13,581
Changes due to cash flows from financing activities
Consideration from the issue of debentures and receipt of loans, less transaction costs	1,139	2,635
Repayment of debentures and loans	(1,793)	(1,813)
Interest paid	(523)	(537)	₪ (915)
Net cash generated from (used in) finance activities	(1,177)	285
Financing expenses recognized in the statement of income	508	483
Balance, Ending	13,680	14,349	13,581
Debentures (including accrued interest) [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, Beginning	9,235	9,637
Changes due to cash flows from financing activities
Consideration from the issue of debentures and receipt of loans, less transaction costs	819	635
Repayment of debentures and loans	(1,107)	(978)
Interest paid	(325)	(379)
Net cash generated from (used in) finance activities	(613)	(722)
Financing expenses recognized in the statement of income	320	320
Balance, Ending	8,942	9,235	9,637
Loans (including accrued interest) [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, Beginning	5,114	3,944
Changes due to cash flows from financing activities
Consideration from the issue of debentures and receipt of loans, less transaction costs	320	2,000
Repayment of debentures and loans	(686)	(835)
Interest paid	(198)	(158)
Net cash generated from (used in) finance activities	(564)	1,007
Financing expenses recognized in the statement of income	188	163
Balance, Ending	₪ 4,738	₪ 5,114	₪ 3,944